Basis of Preparation - Consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Loss before taxes	€ (31,721)	€ (46,270)	€ (21,704)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation	10,378	19,974	15,128
Expected credit loss allowances on trade receivables and contract assets		827	3,636
Other non-cash items	(1,430)	(821)	(814)
Changes in operating assets and liabilities:
Inventories	2,050	5,741	(9,596)
Trade receivables and contract assets	6,914	4,855	(16,172)
Other assets		1,828	255
Trade payables	(4,935)	(20,484)	23,996
Other liabilities	(10,182)	1,952	6,681
Thereof cash flow (used in) continuing operating activities	(35,497)	(42,635)	(30,603)
Thereof cash flow from discontinued operating activities	9,009	20,897	39,065
Net cash flow (used in) operating activities	(26,488)	(21,739)	8,462
Investing activities
Cash flow used in investing activities	(733)	(5,360)	(16,151)
Financing activities
Net cash flow from/ (used in) financing activities	46,317	(3,203)	14,842
Cash and cash equivalents at the end of the period	€ 35,951	17,818	48,156
Previously Reported
Operating activities
Loss before taxes		(46,876)	(21,097)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation		21,291	15,128
Expected credit loss allowances on trade receivables and contract assets		1,140	3,738
Other non-cash items		(862)	(915)
Changes in operating assets and liabilities:
Trade receivables and contract assets		4,191	(16,344)
Other liabilities		1,632	6,245
Net cash flow (used in) operating activities		(21,739)	8,462
Investing activities
Cash flow used in investing activities		(5,360)	(16,151)
Financing activities
Net cash flow from/ (used in) financing activities		(3,203)	14,842
Cash and cash equivalents at the end of the period		17,818	48,156
Adjustment
Operating activities
Loss before taxes		606	(607)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation		(1,317)
Expected credit loss allowances on trade receivables and contract assets		(313)	(102)
Other non-cash items		41	101
Changes in operating assets and liabilities:
Trade receivables and contract assets		664	172
Other liabilities		€ 320	€ 436